UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 96.7%
Consumer Discretionary — 24.1%
Amazon.com*	25,671	$20,275,469
Comcast, Cl A	80,000	4,945,600
Home Depot	103,090	12,578,011
Las Vegas Sands	110,000	6,366,800
Netflix*	45,000	5,619,150
Newell Brands	100,000	4,802,000
NIKE, Cl B	129,860	6,516,375
Priceline Group*	6,390	9,420,330
Starbucks	150,050	7,963,154
Time Warner	80,090	7,127,209
TJX	65,000	4,793,750
Walt Disney	60,860	5,641,113

		96,048,961

Consumer Staples — 4.8%
Costco Wholesale	42,882	6,340,961
CVS Health	79,065	6,649,367
Walgreens Boots Alliance	72,500	5,997,925

		18,988,253

Energy — 2.8%
Pioneer Natural Resources	30,000	5,370,600
Schlumberger	73,653	5,761,874

		11,132,474

Financials — 4.9%
BlackRock, Cl A	16,261	5,548,904
Charles Schwab	247,500	7,845,750
Moody’s	61,405	6,172,430

		19,567,084

Health Care — 13.5%
Allergan*	20,330	4,247,750
Becton Dickinson	60,000	10,074,600
Bristol-Myers Squibb	127,165	6,473,970
Celgene*	95,210	9,728,558
Edwards Lifesciences*	40,000	3,808,800
Gilead Sciences	88,155	6,490,853
UnitedHealth Group	45,000	6,359,850
Zoetis, Cl A	134,735	6,440,333

		53,624,714

Industrials — 7.2%
Boeing	55,325	7,879,940
Canadian Pacific Railway	39,990	5,716,970
Danaher	100,000	7,855,000
Fortive	50,000	2,552,500
Southwest Airlines	120,000	4,806,000

		28,810,410

Information Technology — 37.1%
Alphabet, Cl A*	18,354	14,864,905
Alphabet, Cl C*	14,970	11,744,564
Apple	117,896	13,385,912
Cognizant Technology Solutions, Cl A*	109,047	5,599,563
Electronic Arts*	70,000	5,496,400
Facebook, Cl A*	163,190	21,376,258
Lam Research	66,860	6,476,060
MasterCard, Cl A	110,410	11,816,078
Microsoft	160,000	9,587,200
NXP Semiconductors*	50,000	5,000,000
Palo Alto Networks*	33,000	5,076,390
PayPal Holdings*	181,520	7,562,123
Salesforce.com*	96,135	7,225,507
Visa, Cl A	202,600	16,716,526

Description	Shares	Value
Workday, Cl A*	65,000	$5,634,200

		147,561,686

Materials — 1.0%
Sherwin-Williams	16,500	4,040,190

Real Estate — 1.3%
American Tower‡	45,000	5,273,550

Total Common Stock (Cost $260,958,835)		385,047,322

CASH EQUIVALENT — 3.7%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $14,729,519)	14,729,519	14,729,519

Total Investments — 100.4% (Cost $275,688,354)†		$399,776,841

Percentages are based on Net Assets of $398,168,419.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2016.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

Cl – Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $275,688,354, and the unrealized appreciation and depreciation were $127,449,020 and $(3,360,533), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 98.7%
Consumer Discretionary — 16.3%
Adient*	20,250	$921,578
Carnival	278,500	13,674,350
Las Vegas Sands	125,700	7,275,516
Lowe’s	155,700	10,377,405
Target	104,700	7,196,031
Walt Disney	109,300	10,131,017
Whirlpool	61,400	9,198,948

		58,774,845

Energy — 9.2%
Occidental Petroleum	150,100	10,943,791
Royal Dutch Shell ADR, Cl B	197,600	10,336,456
Valero Energy	199,800	11,836,152

		33,116,399

Financials — 21.9%
American Express	191,700	12,732,714
American International Group	168,700	10,408,790
Capital One Financial	170,300	12,609,012
Citigroup	225,600	11,088,240
FNF Group	351,600	12,625,956
Nasdaq	204,900	13,107,453
Wells Fargo	142,300	6,547,223

		79,119,388

Health Care — 13.7%
AbbVie	195,000	10,877,100
Medtronic	109,600	8,989,392
Novartis ADR	138,800	9,857,576
Perrigo	86,600	7,204,254
Shire ADR	73,800	12,445,632

		49,373,954

Industrials — 16.5%
Boeing	68,700	9,784,941
Eaton	102,100	6,510,917
General Electric	350,700	10,205,370
Johnson Controls International	223,900	9,027,648
Kansas City Southern	152,100	13,348,296
Raytheon	79,800	10,901,478

		59,778,650

Information Technology — 14.5%
Cisco Systems	300,700	9,225,476
Corning	587,300	13,337,583
eBay *	289,800	8,262,198
Microsoft	150,600	9,023,952
Nielsen Holdings	158,600	7,140,172
Skyworks Solutions	70,000	5,385,800

		52,375,181

Materials — 3.5%
Dow Chemical	235,100	12,650,731

Real Estate — 3.1%
Weyerhaeuser‡	378,200	11,319,526

Total Common Stock (Cost $345,750,815)		356,508,674

Description	Shares	Value
CASH EQUIVALENT — 0.5%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $1,781,100)	1,781,100	$1,781,100

Total Investments — 99.2% (Cost $347,531,915)†		$358,289,774

Percentages are based on Net Assets of $361,028,697.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2016.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $347,531,915, and the unrealized appreciation and depreciation were $22,994,298 and $(12,236,439), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 93.3%
Consumer Discretionary — 7.5%
Adient*	1,635	$74,404
General Motors	127,600	4,032,160
Honda Motor ADR	87,300	2,604,159

		6,710,723

Consumer Staples — 2.1%
Archer-Daniels-Midland	12,400	540,268
Wal-Mart Stores	19,300	1,351,386

		1,891,654

Energy — 13.8%
BP ADR	92,400	3,284,820
Ensco, Cl A	125,200	979,064
National Oilwell Varco	39,400	1,264,740
Occidental Petroleum	31,500	2,296,665
Royal Dutch Shell ADR, Cl A	33,900	1,688,559
Schlumberger	36,000	2,816,280

		12,330,128

Financials — 21.6%
Allstate	44,600	3,028,340
Annaly Capital Management‡	100,800	1,044,288
Bank of America	221,330	3,651,945
BB&T	23,100	905,520
Capital One Financial	27,300	2,021,292
Citigroup	73,800	3,627,270
Lincoln National	20,367	999,816
XL Group	115,850	4,019,995

		19,298,466

Health Care — 9.7%
Gilead Sciences	20,100	1,479,963
Merck	15,400	904,288
Sanofi ADR	87,300	3,395,097
Teva Pharmaceutical Industries ADR	66,800	2,855,032

		8,634,380

Industrials — 10.7%
Boeing	19,500	2,777,385
Dover	19,300	1,290,977
Johnson Controls International	16,349	659,192
Raytheon	11,000	1,502,710
Union Pacific	37,900	3,342,022

		9,572,286

Information Technology — 10.3%
Applied Materials	149,260	4,340,481
Telefonaktiebolaget LM Ericsson ADR	274,432	1,336,484
Western Union	175,500	3,522,285

		9,199,250

Materials — 13.9%
Dow Chemical	96,800	5,208,808
Mosaic	87,550	2,060,051
Rio Tinto ADR	59,100	2,059,635
WestRock	68,100	3,145,539

		12,474,033

Telecommunication Services — 3.7%
AT&T	91,292	3,358,633

Total Common Stock (Cost $90,494,114)		83,469,553

Description	Shares	Value
CASH EQUIVALENT — 6.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.170%** (Cost $5,978,613)	5,978,613	$5,978,613

Total Investments — 100.0% (Cost $96,472,727)†		$89,448,166

Percentages are based on Net Assets of $89,419,137.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2016.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $96,472,727, and the unrealized appreciation and depreciation were $9,376,650 and $(16,401,211), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 93.1%
Consumer Discretionary — 15.5%
Best Buy	9,979	$388,283
CalAtlantic Group	9,700	313,504
Chipotle Mexican Grill, Cl A*	430	155,127
Dollar Tree*	2,698	203,834
Gentex	16,617	280,994
Nordstrom	3,803	197,756
NVR*	150	228,450
Scripps Networks Interactive, Cl A	2,551	164,182
Under Armour, Cl A*	4,144	128,878

		2,061,008

Consumer Staples — 5.9%
Church & Dwight	5,391	260,170
WhiteWave Foods, Cl A*	9,594	522,777

		782,947

Energy — 5.8%
Cabot Oil & Gas	8,975	187,398
Core Laboratories	2,143	207,807
Noble Energy	10,843	373,758

		768,963

Financials — 16.2%
Evercore Partners, Cl A	3,730	200,487
Huntington Bancshares	31,116	329,830
Lincoln National	6,028	295,915
M&T Bank	1,980	243,005
Moody’s	1,785	179,428
Progressive	9,108	286,993
Synovus Financial	12,858	425,214
TD Ameritrade Holding	5,751	196,742

		2,157,614

Health Care — 12.3%
Agilent Technologies	5,990	260,984
CR Bard	1,381	299,235
DexCom*	2,508	196,226
Laboratory Corp of America Holdings*	3,052	382,538
Mettler-Toledo International*	410	165,673
Varian Medical Systems*	1,993	180,825
Vertex Pharmaceuticals*	1,970	149,444

		1,634,925

Industrials — 14.0%
Alaska Air Group	2,810	202,938
Fluor	5,030	261,510
Hexcel	4,648	211,437
L-3 Communications Holdings, Cl 3	2,154	294,969
Masco	11,350	350,488
Middleby*	1,800	201,798
Roper Technologies	862	149,393
Ryder System	2,876	199,566

		1,872,099

Information Technology — 15.9%
Analog Devices	5,205	333,640
Arista Networks*	3,746	317,473
Cree*	7,686	171,398
Fidelity National Information Services	3,253	240,462
FLIR Systems	7,583	249,632
Juniper Networks	8,149	214,645
Red Hat*	2,749	212,910
Sabre	4,955	127,988

Description	Shares/ Face Amount	Value
Take-Two Interactive Software*	5,625	$249,694

		2,117,842

Materials — 3.5%
Albemarle	2,970	248,143
Reliance Steel & Aluminum	3,293	226,493

		474,636

Real Estate — 1.6%
Kimco Realty‡	7,888	209,899

Utilities — 2.4%
FirstEnergy	3,985	136,646
Great Plains Energy	3,060	87,026
WEC Energy Group	1,622	96,866

		320,538

Total Common Stock (Cost $10,954,722)		12,400,471

CORPORATE OBLIGATION — 2.8%
Information Technology — 2.8%
Micron Technology 3.000%, 11/15/43	$425,000	374,797

Total Corporate Obligation (Cost $300,797)		374,797

CASH EQUIVALENT — 3.5%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $469,057)	469,057	469,057

Total Investments — 99.4% (Cost $11,724,576)†		$13,244,325

Percentages are based on Net Assets of $13,329,805.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2016.
‡	Real Estate Investment Trust.

Cl – Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $11,724,576, and the unrealized appreciation and depreciation were $1,794,201 and $(274,452), respectively.

The following is a list of the level of inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,400,471	$—	$—	$12,400,471
Corporate Obligation	—	374,797	—	374,797
Cash Equivalent	469,057	—	—	469,057

Total Investments in Securities	$12,869,528	$374,797	$—	$13,244,325

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 96.0%
Open-End Funds — 74.1%
Artisan High Income Fund	4,390	$43,284
Cohen & Steers Institutional Realty Shares	896	41,615
Frost Credit Fund, Institutional Class Shares*	4,125	39,852
Frost Growth Equity Fund, Institutional Class Shares*	5,837	79,151
Frost Total Return Bond Fund, Institutional Class Shares*	25,010	262,600
Frost Value Equity Fund, Institutional Class Shares*	6,915	67,420
Hartford Floating Rate Fund	4,967	42,669
Hartford World Bond Fund	14,559	151,121
John Hancock Funds III - Disciplined Value Mid Capital Fund	3,015	61,227
Lazard International Equity Portfolio	2,616	42,645
Metropolitan West Total Return Bond Fund	22,276	243,481
T. Rowe Price Mid-Capital Growth Fund	557	41,660
Vanguard Total Bond Market Index Fund	35,905	393,515

		1,510,240

Exchange Traded Funds — 21.9%
iShares 7-10 Year Treasury Bond ETF	941	103,566
iShares MSCI EAFE Growth ETF	651	42,524
SPDR S&P 500 ETF Trust	1,011	214,888
Vanguard FTSE Emerging Markets ETF	1,157	43,677
Vanguard Small-Capital ETF	350	41,027

		445,682

Total Registered Investment Companies (Cost $1,969,559)		1,955,922

CASH EQUIVALENT — 4.7%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $95,013)	95,013	95,013

Total Investments — 100.7% (Cost $2,064,572)†		$2,050,935

Percentages are based on Net Assets of $2,037,457.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2016 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/16	Dividend Income
Frost Credit Fund
$50,118	$488	$(10,899)	$890	$(745)	$39,852	$666
Frost Growth Equity Fund
$101,300	$—	$(22,034)	$1,413	$(1,528)	$79,151	$—
Frost Total Return Bond Fund
$333,202	$2,106	$(72,275)	$665	$(1,098)	$262,600	$2,893
Frost Value Equity Fund
$87,992	$313	$(18,942)	$(312)	$(1,631)	$67,420	$362

Amounts designated as “—” are $0 or have been rounded to $0.

**	Rate shown is the 7-day effective yield as of October 31, 2016.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and the London Stock Exchange

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $2,064,572, and the unrealized appreciation and depreciation were $7,147 and $(20,784), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 98.2%
Open-End Funds — 64.3%
Artisan High Income Fund	43,226	$426,209
Cohen & Steers Institutional Realty Shares	17,908	831,476
Frost Credit Fund, Institutional Class Shares*	44,209	427,056
Frost Growth Equity Fund, Institutional Class Shares*	113,906	1,544,567
Frost Total Return Bond Fund, Institutional Class Shares*	81,246	853,083
Frost Value Equity Fund, Institutional Class Shares*	113,151	1,103,218
Hartford Floating Rate Fund	49,986	429,382
Hartford World Bond Fund	138,125	1,433,742
John Hancock Funds III - Disciplined Value Mid Capital Fund	63,219	1,283,983
Lazard International Equity Portfolio	56,783	925,562
Metropolitan West Total Return Bond Fund	77,520	847,292
T. Rowe Price International Discovery Fund	10,050	560,069
T. Rowe Price Mid-Capital Growth Fund	5,564	415,780
Vanguard Total Bond Market Index Fund	205,722	2,254,711

		13,336,130

Exchange Traded Funds — 33.9%
iShares 7-10 Year Treasury Bond ETF	5,586	614,795
iShares MSCI EAFE Growth ETF	12,193	796,447
SPDR S&P 500 ETF Trust	19,758	4,199,563
Vanguard MSCI Emerging Markets ETF	15,930	601,357
Vanguard Small-Capital ETF	6,881	806,591

		7,018,753

Total Registered Investment Companies (Cost $20,574,220)		20,354,883

CASH EQUIVALENT — 1.9%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $402,120)	402,120	402,120

Total Investments — 100.1% (Cost $20,976,340)†		$20,757,003

Percentages are based on Net Assets of $20,734,583.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2016 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/16	Dividend Income
Frost Credit Fund
$484,808	$4,717	$(64,066)	$4,304	$(2,707)	$427,056	$6,623
Frost Growth Equity Fund
$1,717,209	$—	$(166,979)	$15,422	$(21,085)	$1,544,567	$—
Frost Total Return Bond Fund
$976,654	$6,175	$(128,144)	$2,509	$(4,111)	$853,083	$8,729
Frost Value Equity Fund
$1,251,334	$4,450	$(120,556)	$(20,799)	$(11,211)	$1,103,218	$5,254

Amounts designated as “—” are $0 or have been rounded to $0.

**	Rate shown is the 7-day effective yield as of October 31, 2016.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $20,976,340, and the unrealized appreciation and depreciation were $219,180 and $(438,517), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 99.0%
Open-End Funds — 54.7%
Artisan High Income Fund	11,061	$109,062
Cohen & Steers Institutional Realty Shares	10,999	510,695
Frost Credit Fund, Institutional Class Shares*	24,951	241,028
Frost Growth Equity Fund, Institutional Class Shares*	77,242	1,047,403
Frost Total Return Bond Fund, Institutional Class Shares*	35,449	372,219
Frost Value Equity Fund, Institutional Class Shares*	91,253	889,716
Hartford Floating Rate Fund	30,515	262,128
Hartford World Bond Fund	50,710	526,365
John Hancock Funds III - Disciplined Value Mid Capital Fund	39,421	800,648
Lazard International Equity Portfolio	37,984	619,132
Metropolitan West Total Return Bond Fund	34,704	379,316
T. Rowe Price International Discovery Fund	5,461	304,323
T. Rowe Price Mid-Capital Growth Fund	5,205	388,968
Vanguard Total Bond Market Index Fund	34,751	380,874

		6,831,877

Exchange Traded Funds — 44.3%
iShares 7-10 Year Treasury Bond ETF	3,462	381,028
iShares MSCI EAFE Growth ETF	11,375	743,015
SPDR S&P 500 ETF Trust	14,925	3,172,309
Vanguard FTSE Emerging Markets ETF	14,521	548,168
Vanguard Small-Capital ETF	5,897	691,246

		5,535,766

Total Registered Investment Companies (Cost $12,556,122)		12,367,643

CASH EQUIVALENT — 1.3%
Federated Government Obligations Fund, Cl I, 0.260%** (Cost $163,280)	163,280	163,280

Total Investments — 100.3% (Cost $12,719,402)†		$12,530,923

   Percentages are based on Net Assets of $12,499,183.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2016 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/16	Dividend Income
Frost Credit Fund
$237,970	$2,315	$—	$743	$—	$241,028	$3,391
Frost Growth Equity Fund
$1,051,265	$—	$—	$(3,862)	$—	$1,047,403	$—
Frost Total Return Bond Fund
$370,587	$2,343	$—	$(711)	$—	$372,219	$3,458
Frost Value Equity Fund
$911,108	$3,240	$—	$(24,632)	$—	$889,716	$3,888

Amounts designated as “—” are $0 or have been rounded to $0.

**	Rate shown is the 7-day effective yield as of October 31, 2016.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and the London Stock Exchange

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $12,719,402, and the unrealized appreciation and depreciation were $86,497 and $(274,976), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 30.9%
Agency Mortgage-Backed Obligations — 12.9%
FHLMC
6.000%, 05/01/26	$565,249	$646,158
5.500%, 12/01/37	237,935	271,199
5.000%, 04/01/24	312,347	345,183
3.075%, 01/01/45 (A)	12,496,609	12,968,836
2.687%, 08/01/37 (A)	630,897	667,220
2.522%, 02/01/37 (A)	2,776,640	2,920,831
2.375%, 06/01/43 (A)	13,570,051	13,895,650
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	1,771,478	152,079
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,072,676
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	2,519,493	66,228
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	1,047,847	1,059,962
FHLMC REMIC, Ser 2011-3898, Cl FC
1.034%, 11/15/36 (A)	3,466,628	3,492,931
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	3,105,785	467,648
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,019,701
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	13,693,945	1,175,766
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	10,238,897	699,499
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	22,453,774	1,844,528
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	6,998,078	583,533
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	21,954,629	1,821,672
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	31,773,966	3,884,304
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	13,069,023	1,071,910
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	30,510,619	4,143,745
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	21,210,410	2,097,014
FHLMC, Ser 2015-4457, Cl EI
3.500%, 02/15/45	3,937,165	383,837
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	6,506,485	6,968,270
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	4,767,809	4,872,082
FNMA
5.500%, 07/01/36 to 12/01/47	485,445	536,352
5.000%, 04/01/19 to 05/01/35	1,092,160	1,150,598
4.500%, 02/01/39 to 08/01/41	12,872,661	14,168,082
3.500%, 10/01/40 to 08/01/46	21,631,035	22,719,940
3.362%, 02/01/42 (A)	5,972,283	6,211,765
3.000%, 10/01/46	19,944,504	20,551,179
2.787%, 10/01/42 (A)	6,673,657	6,929,252
2.710%, 08/01/23	284,221	295,606
2.667%, 01/01/38 (A)	6,479,237	6,869,611
2.432%, 07/01/37 (A)	3,590,506	3,773,480
FNMA REMIC, Ser 2005-66, Cl FD
0.825%, 07/25/35 (A)	1,437,285	1,431,878

Description	Face Amount	Value
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	$6,967,589	$623,428
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	847,609	911,023
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	741,108	796,017
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	2,830,293	584,269
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	4,249,835	874,284
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	4,831,353	838,533
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	5,438,033	769,439
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	8,357,159	1,304,568
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	14,980,844	1,579,673
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,198,123
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	3,258,657	353,740
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	8,917,793	465,864
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	11,085,935	798,065
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	25,826,153	2,298,819
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	9,998,055	1,844,179
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,224,889
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	9,118,579	812,319
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	10,097,930
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	3,235,627	3,250,557
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	16,847,413	1,936,711
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	6,730,336	777,506
GNMA
4.500%, 06/15/39	945,377	1,042,971
1.875%, 09/20/40 (A)	1,235,124	1,275,518
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	796,802	825,055
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	11,204,098	669,812
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	1,543,204	81,673
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	4,350,764	4,488,196
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	4,395,159	200,084
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	799,815	840,104
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	32,615,875	6,001,073
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,073,998

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	$6,651,596	$688,323
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	15,669,322	1,813,727
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	23,887,944	1,249,865
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	8,049,967	1,018,491
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	25,921,140	2,564,583
GNMA, Ser 2015-134, Cl LV
3.500%, 12/20/26	2,758,819	2,957,073
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 01/01/49	25,149,808	2,263,219
GNMA, Ser 2016-H14, Cl FA
1.326%, 06/20/66 (A)	3,103,435	3,102,470

		246,726,376

Commercial Mortgage-Backed Obligations — 15.6%
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,490,691
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	1,973,478
ACRE Commercial Mortgage Trust, Ser 2014-FL2, Cl D
3.930%, 08/15/31 (A)(B)	973,457	944,947
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.774%, 10/26/44 (A)(B)	3,113,379	3,097,182
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B
5.480%, 10/10/45	9,645,000	9,661,918
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl AJ
5.421%, 10/10/45	4,500,000	4,494,341
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.723%, 06/10/49 (A)	2,000,000	2,030,143
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.479%, 02/10/51 (A)(B)	4,925,000	4,849,470
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.479%, 02/10/51 (A)	7,390,000	7,342,057
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.415%, 09/10/47 (A)	2,000,000	1,461,191
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	4,993,385
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl E
4.997%, 06/11/41 (A)(B)	606,814	614,256
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	8,801,880
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl D
5.158%, 05/15/43 (A)	91,999	91,989
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.200%, 06/10/45 (A)	5,000,000	4,962,133

Description	Face Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.450%, 07/15/44 (A)	$143,035	$142,942
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
5.017%, 08/15/45 (A)	1,000,000	1,075,478
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.109%, 04/10/47 (A)(B)	9,500,000	7,812,422
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
6.134%, 09/15/39 (A)	5,000,000	5,017,324
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
6.134%, 09/15/39 (A)	5,000,000	5,018,939
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.267%, 02/15/41 (A)(B)	5,000,000	2,850,000
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.785%, 04/15/37 (A)	785,524	626,311
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,740,451
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.884%, 11/10/46 (A)(B)	1,000,000	1,128,135
FORT CRE 2016-1, Ser 1A, Cl A1
3.286%, 09/21/32 (A)(B)	4,000,000	3,997,152
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.116%, 08/25/44 (A)(B)	4,000,000	4,395,504
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.071%, 07/25/45 (A)(B)	5,000,000	5,081,249
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.811%, 08/25/45 (A)(B)	4,500,000	4,500,396
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.819%, 06/25/47 (A)(B)	2,000,000	2,020,021
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.722%, 12/25/45 (A)(B)	5,000,000	4,875,283
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.389%, 07/25/22 (A)(B)	5,000,000	4,855,820
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.389%, 07/25/22 (A)(B)	8,000,000	6,981,706
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 09/25/22 (A)(B)	14,000,000	12,553,296
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 02/25/26 (A)(B)	5,000,000	4,198,321
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.919%, 08/05/49 (A)(B)	7,000,000	5,750,290
Impact Funding, Ser 2001-AA, Cl B
5.281%, 07/25/33 (A)(B)	117,323	122,325
Impact Funding, Ser 2001-AA, Cl D
5.941%, 07/25/33 (A)(B)	87,994	83,534
Impact Funding, Ser 2001-AA, Cl C
5.481%, 07/25/33 (A)(B)	293,310	292,182
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.558%, 05/15/26 (A)	3,328,000	3,095,614

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	$3,000,000	$2,967,814
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.207%, 02/15/51 (A)	5,000,000	4,629,236
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	8,500,000	8,338,735
JPMorgan Chase Commercial Mortgage Securities, Ser 2016-WSP
0.985%, 08/15/33	4,000,000	4,003,968
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E
5.840%, 06/15/38 (A)	3,000,000	2,994,848
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	3,908,891
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.322%, 07/15/40 (A)	1,000,000	1,011,939
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.454%, 09/15/45 (A)	10,450,000	9,109,056
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
4.978%, 01/20/41 (A)(B)	3,752,000	3,687,001
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 11/10/25	3,000,000	2,984,711
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
6.008%, 06/12/50 (A)	3,000,000	2,907,351
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B
5.303%, 12/12/49 (A)	6,306,000	6,260,143
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.912%, 04/15/26 (A)	2,413,000	2,427,789
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	250,000	248,452
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.818%, 06/11/42 (A)	10,000,000	9,689,737
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.818%, 06/11/42 (A)(B)	500,000	452,156
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.601%, 09/15/47 (A)(B)	2,000,000	2,229,600
NorthStar, Ser 2013-1A, Cl B
5.525%, 08/25/29 (A)(B)	1,594,043	1,598,656
RAIT Trust, Ser 2014-FL3, Cl C
3.731%, 12/15/31 (A)(B)	5,639,834	5,512,609
RAIT Trust, Ser 2015-FL5, Cl C
5.185%, 11/15/18 (A)(B)	4,000,000	3,986,677
Resource Capital, Ser 2015-CRE3, Cl C
3.680%, 03/15/32 (A)(B)	5,000,000	4,782,327

Description	Face Amount	Value
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.731%, 05/10/45 (A)(B)	$4,750,000	$5,119,540
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.043%, 05/10/63 (A)(B)	15,254,806	14,809,248
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.123%, 08/10/49 (A)(B)	3,000,000	3,213,461
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.649%, 12/10/45 (A)(B)	13,384,000	13,103,873
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.525%, 08/25/40 (A)(B)	1,432,610	1,486,517
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	4,778,648
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	5,000,000	4,999,459
Wells Fargo Commercial Mortgage Trust 2016-BNK1, Ser BNK1, Cl ASB
2.514%, 08/15/49	1,000,000	1,004,895
Wells Fargo Commercial Mortgage Trust 2016-LC24, Ser LC24, Cl ASB
2.825%, 10/15/49	3,000,000	3,051,736
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,376,195
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.878%, 01/15/59 (A)	5,000,000	4,779,565
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 05/15/49	5,000,000	5,162,027
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB
2.788%, 07/15/48	2,000,000	2,034,267
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.630%, 03/15/46 (A)	3,000,000	3,226,169

		299,901,052

Non-Agency Residential Mortgage-Backed Obligations — 2.4%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	7,624,934	7,857,799
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.904%, 04/25/43 (A)(B)	263,347,657	11,541,501
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.933%, 06/20/44 (A)(B)	4,800,437	4,960,200
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	4,230,498	4,414,415
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	5,005,598	5,107,262
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	6,168,505	6,278,989

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	$6,309,179	$6,446,996

		46,607,162

Total Mortgage-Backed Securities (Cost $618,826,677)		593,234,590

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	5,505,150	5,850,554
1.000%, 02/15/46	5,082,500	5,386,470
0.125%, 04/15/20	1,028,490	1,048,051
U.S. Treasury Notes
2.500%, 05/15/24 to 02/15/46	35,000,000	36,292,585
2.375%, 08/15/24	50,000,000	52,482,400
2.250%, 11/15/24 to 08/15/46	120,000,000	123,575,805
2.000%, 08/15/25	50,000,000	50,857,400
1.750%, 10/31/20	70,000,000	71,471,120
1.625%, 02/15/26 to 05/15/26	30,000,000	29,471,890
1.500%, 08/15/26	30,000,000	29,104,680
0.530%, 04/30/18 (A)	50,000,000	50,056,950
0.508%, 10/31/17 (A)	21,500,000	21,529,305
0.500%, 02/28/17	1,000,000	1,000,557
U.S. Treasury STRIPS
10.000%, 02/15/46	250,000	113,487

Total U.S. Treasury Obligations (Cost $469,334,970)		478,241,254

CORPORATE OBLIGATIONS — 17.1%
Consumer Discretionary — 1.9%
Block Financial
4.125%, 10/01/20	5,000,000	5,202,650
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,664,531
General Motors Financial
4.000%, 01/15/25	9,000,000	9,039,510
Lear
5.250%, 01/15/25	1,500,000	1,608,750
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,223,584
Valeant Pharmaceuticals International
6.750%, 08/15/18 (B)	1,500,000	1,464,000
Volkswagen Group of America Finance
2.125%, 05/23/19 (B)	1,000,000	1,004,487
Volkswagen International Finance
1.125%, 11/18/16 (B)	6,110,000	6,110,306

		36,317,818

Energy — 5.1%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,408,846
Hiland Partners Holdings
5.500%, 05/15/22 (B)	10,030,000	10,401,762
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,037,860
Noble Holding International
6.050%, 03/01/41	9,362,000	5,465,067
5.000%, 03/16/18	1,000,000	994,380
2.500%, 03/15/17	6,699,000	6,679,573

Description	Face Amount	Value
Northern Oil and Gas
8.000%, 06/01/20	$6,140,000	$4,850,600
Petrobras Global Finance BV
8.750%, 05/23/26	1,000,000	1,126,500
Pioneer Natural Resources
3.950%, 07/15/22	10,450,000	11,154,581
Seadrill
6.125%, 09/15/17	300,000	133,500
6.125%, 09/15/17 (B)	9,750,000	4,338,750
Southwestern Energy
7.500%, 02/01/18	153,000	160,268
TMX Finance
8.500%, 09/15/18 (B)	6,960,000	5,220,000
Transocean
6.500%, 11/15/20	22,980,000	22,233,150
Weatherford International
4.500%, 04/15/22	10,835,000	9,751,500
Williams Partners
4.875%, 03/15/24	2,600,000	2,665,476
4.875%, 05/15/23	5,000,000	5,063,830

		98,685,643

Financials — 5.1%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	8,067,789
Capital One Financial
4.200%, 10/29/25	500,000	519,192
Deutsche Bank
7.500%, 12/29/49 (A)	1,000,000	816,250
Enova International
9.750%, 06/01/21	17,000,000	15,937,500
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,238,630
Genworth Holdings
7.625%, 09/24/21	8,380,000	7,856,250
Ladder Capital Finance Holdings
7.375%, 10/01/17	19,198,000	19,461,972
Navient MTN
5.500%, 01/25/23	14,000,000	12,705,000
2.985%, 12/15/20 (A)	3,525,000	2,908,125
Royal Bank of Canada MTN
7.000%, 06/21/17	2,300,000	2,200,640
6.800%, 06/07/17	2,000,000	1,885,800
6.400%, 05/17/17	2,000,000	1,889,000
6.200%, 02/17/17	2,000,000	1,917,600
Royal Bank of Scotland Group
7.500%, 12/29/49 (A)	4,000,000	3,670,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,194,102
Wachovia
6.605%, 10/01/25	5,650,000	6,822,251

		98,090,101

Health Care — 0.3%
CHS
8.000%, 11/15/19	1,250,000	1,100,000
St. Jude Medical
3.250%, 04/15/23	5,200,000	5,334,815

		6,434,815

Industrials — 0.6%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,184,620
Flowserve
4.000%, 11/15/23	1,000,000	1,046,373

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
Icahn Enterprises
4.875%, 03/15/19	$1,000,000	$995,500
Intelsat Jackson Holdings
8.000%, 02/15/24 (B)	1,000,000	1,005,000
5.500%, 08/01/23	1,000,000	662,500

		10,893,993

Information Technology — 3.0%
BMC Software
7.250%, 06/01/18	26,064,000	25,933,680
BMC Software Finance
8.125%, 07/15/21 (B)	250,000	228,750
DynCorp International PIK
10.375% cash/1.500% PIK, 11/30/20 (C)	11,692,193	9,558,368
Harris
5.550%, 10/01/21	1,168,000	1,324,160
Keysight Technologies
4.550%, 10/30/24	9,350,000	9,538,617
Motorola Solutions
7.500%, 05/15/25	7,493,000	8,940,056
Western Digital
10.500%, 04/01/24 (B)	1,000,000	1,155,000

		56,678,631

Materials — 0.7%
Cliffs Natural Resources
8.000%, 09/30/20 (B)	390,000	390,000
Glencore Finance Canada
3.600%, 01/15/17 (B)	4,125,000	4,132,796
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,639,335

		14,162,131

Telecommunication Services — 0.4%
Sprint Communications
9.125%, 03/01/17	3,000,000	3,060,000
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,917,320

		6,977,320

Total Corporate Obligations (Cost $332,341,440)		328,240,452

ASSET-BACKED SECURITIES — 15.1%
Automotive — 7.8%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,007,172
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,765,944
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,762,068
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,006,438
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D
5.240%, 02/10/22 (B)	7,000,000	7,009,968
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	5,186,304

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	$3,250,000	$3,259,748
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	750,000	747,138
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,590,285
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,384,302
Carnow Auto Receivables Trust, Ser 2014-1A, Cl E
5.530%, 01/15/20 (B)	1,000,000	1,000,724
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D
5.830%, 04/15/20 (B)	5,000,000	5,002,849
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,878,474
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,005,641
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	3,956,300
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,798,829
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,055,995
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,480,526
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	132,423	132,381
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	7,985,562
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	2,000,000	2,065,463
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,503,457
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	1,633,561	1,635,476
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,700,000	4,867,049
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,245,855
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	8,978,020
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,119,485

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	$3,000,000	$3,114,779
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,090,338
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,238,988
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	2,888,523
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,138,298
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,413,887
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C
7.480%, 10/15/21 (B)	5,000,000	4,988,968
Honda Auto Receivables 2016-3 Owner Trust, Ser 2016-3, Cl A1
0.640%, 08/18/17	1,260,582	1,260,441
LCM XXII, Ser 2016-22A, Cl A1
2.336%, 10/20/28 (A)(B)	6,200,000	6,227,900
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,105,084

		150,898,659

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.804%, 05/26/20 (A)	5,000,000	5,007,948

Other Asset-Backed Securities — 6.0%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	4,031,097	4,502,983
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	957,721	1,089,780
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,447,419	2,824,202
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, 02/25/37 (A)(D)	1,000,000	—
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.179%, 07/17/23 (A)(B)	6,000,000	5,811,162
Fortress Credit Investments IV, Ser 2015-4A, Cl C
3.579%, 07/17/23 (A)(B)	6,000,000	5,870,814
Madison Park Funding XII, Ser 2014-12A, Cl D
4.196%, 07/20/26 (A)(B)	5,000,000	4,852,820
Madison Park Funding XII, Ser 2014-12A, Cl C
3.796%, 07/20/26 (A)(B)	13,000,000	13,018,590

Description	Face Amount	Value
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (B)	$7,860,000	$7,353,705
Newstar Trust, Ser 2012-2A, Cl C
4.946%, 01/20/23 (A)(B)	8,000,000	8,004,120
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.811%, 11/20/23 (A)(B)	6,500,000	6,500,039
Oak Hill Credit Partners X, Ser 2014-10A, Cl C
3.796%, 07/20/26 (A)(B)	5,100,000	5,090,805
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.428%, 08/12/26 (A)(B)	5,500,000	5,513,590
Octagon Investment Partners XX, Ser 2014-1A, Cl D
4.278%, 08/12/26 (A)(B)	3,500,000	3,355,916
Octagon Investment Partners XXI, Ser 2014-1A, Cl B
3.826%, 11/14/26 (A)(B)	5,850,000	5,851,322
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
4.467%, 11/14/26 (A)(B)	9,000,000	8,712,360
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,072,428
Parallel, Ser 2015-1A, Cl C1
3.446%, 07/20/27 (A)(B)	8,000,000	8,009,832
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	5,835,948
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	298,091	299,021
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	2,000,000	2,006,966
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	5,941,250	5,576,054
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,229,321
Westgate Resorts, Ser 2014-AA, Cl A
6.250%, 10/20/26 (B)	661,972	660,648

		116,042,426

Student Loan — 1.0%
Brazos Student Finance, Ser 2009-1, Cl B
3.140%, 12/27/39 (A)	5,000,000	4,461,287
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.774%, 11/27/28 (A)	1,096,887	1,088,169
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.034%, 07/25/47 (A)(B)	10,000,000	9,219,281
SLM Student Loan Trust, Ser 2012-7, Cl B
2.325%, 09/25/43 (A)	5,000,000	4,374,692

		19,143,429

Total Asset-Backed Securities (Cost $289,170,044)		291,092,462

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 5.9%
AMMC CLO X, Ser 2012-10A, Cl D
5.165%, 04/11/22 (A)(B)	$4,000,000	$4,002,676
Atrium CDO XI, Ser 2014-11A, Cl D
4.615%, 10/23/25 (A)(B)	10,000,000	9,871,850
Avery Point IV CLO, Ser 2014-1A, Cl B1
2.815%, 04/25/26 (A)(B)	7,500,000	7,504,260
Babson CLO, Ser 2012-1A, Cl C
4.680%, 04/15/22 (A)(B)	3,000,000	3,001,605
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.946%, 01/20/26 (A)(B)	2,000,000	1,844,204
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D
6.229%, 04/18/27 (A)(B)	1,000,000	891,095
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl C
4.596%, 01/20/28 (A)(B)	4,200,000	4,124,257
Burnham Park CLO, Ser 2016-1A, Cl B
2.658%, 10/20/29 (A)(B)	4,000,000	4,000,000
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
6.126%, 02/14/25 (A)(B)	4,000,000	3,822,428
Emerson Park CLO, Ser 2013-1A, Cl D
4.430%, 07/15/25 (A)(B)	4,500,000	4,403,300
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.726%, 11/15/24 (A)(B)	3,500,000	3,500,640
Galaxy XIV CLO, Ser 2012-14A, Cl D
5.026%, 11/15/24 (A)(B)	3,000,000	3,000,018
Golub Capital Partners CLO, Ser 2014-19A, Cl C
4.221%, 04/26/26 (A)(B)	10,000,000	9,367,310
Golub Capital Partners CLO, Ser 2015-24A, Cl D
4.883%, 02/05/27 (A)(B)	5,000,000	4,665,460
Keuka Park CLO, Ser 2013-1A, Cl C
3.247%, 10/21/24 (A)(B)	2,000,000	2,000,974
Keuka Park CLO, Ser 2013-1A, Cl E
5.197%, 10/21/24 (A)(B)	1,972,000	1,700,383
KKR CLO Trust, Ser 2012-1A, Cl C
5.153%, 12/15/24 (A)(B)	7,750,000	7,756,680
MCF CLO IV, Ser 2014-1A, Cl C
3.980%, 10/15/25 (A)(B)	4,000,000	3,837,336
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl A
2.982%, 10/25/28 (A)(B)	5,000,000	5,000,000
NXT Capital CLO, Ser 2015-1A, Cl E
6.997%, 04/21/27 (A)(B)	15,500,000	12,995,184
Oaktree CLO, Ser 2014-2A, Cl D
5.946%, 10/20/26 (A)(B)	3,000,000	2,508,297
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.780%, 04/15/26 (A)(B)	5,000,000	5,006,760
Race Point IX CLO, Ser 2015-9A, Cl D
5.880%, 04/15/27 (A)(B)	2,000,000	1,738,272
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.429%, 01/17/26 (A)(B)	1,500,000	1,137,585

Description	Face Amount	Value
TCI-Symphony CLO 2016-1, Ser 2016-1A, Cl D
4.633%, 10/13/29 (A)(B)	$6,250,000	$6,083,313

Total Collateralized Loan Obligations (Cost $114,537,931)		113,763,887

MUNICIPAL BONDS — 3.2%
Albuquerque, New Mexico, RB
3.000%, 07/01/23	500,000	522,305
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,500,757
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,574,860
California State, School Finance Authority, RB
6.500%, 06/01/17	100,000	100,006
Government Development Bank for Puerto Rico, Ser Senior A, RB (D)
4.375%, 02/01/19	5,400,000	1,152,900
Government Development Bank for Puerto Rico, Ser Senior B, RB (D)
4.704%, 05/01/16	11,190,000	2,389,065
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	551,435
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,387,420
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,113,330
Mission, Economic Development, RB
Callable 12/01/20 @ 300
10.875%, 12/01/28	3,315,000	3,338,437
9.750%, 12/01/25	3,045,000	3,089,609
8.550%, 12/01/21	2,600,000	2,642,744
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	16,540,000	19,608,336
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,395,200
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,753,628
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,405,000	1,526,097
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,362,403

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	$3,000,000	$3,802,560

Total Municipal Bonds (Cost $69,574,979)		61,811,092

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLMC
1.125%, 08/12/21	1,000,000	984,630
FNMA
2.250%, 10/30/24	10,000,000	10,132,800

Total U.S. Government Agency Obligations (Cost $10,821,515)		11,117,430

COMMERCIAL PAPER (E) — 0.2%
Kraft Heinz Foods
0.901%, 11/02/16 (B)	1,000,000	999,950
Nabors Industries
1.301%, 11/03/16 (B)	1,000,000	999,920
Westar Energy
0.600%, 11/08/16 (B)	1,000,000	999,840
Wyndham Worldwide
1.030%, 11/15/16 (B)	1,000,000	999,588

Total Commercial Paper (Cost $3,999,386)		3,999,298

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 0.260%* (Cost $718,476)	718,476	718,476

REPURCHASE AGREEMENTS(F) — 2.8%
KGS-Alpha Capital Markets 1.400%, dated 10/06/16, to be repurchased on 11/07/16, repurchase price $5,005,056 (collateralized by various FNMA/FMAC/GNMA obligations,par value $1,416-$2,070,000, 3.366%-6.657%, 01/25/33-09/20/66, with total market value of $5,449,893)	5,000,000	5,000,000
KGS-Alpha Capital Markets 1.400%, dated 10/19/16, to be repurchased on 11/18/16, repurchase price $5,002,528 (collateralized by various asset-backed securities/collateralized loan obligations/FNMA/FMAC obligations,par value $7-$12,034,983, 0.724%-5.514%, 10/25/24-11/12/49, with total market value of $5,472,711)	5,000,000	5,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets 1.400%, dated 10/13/16, to be repurchased on 11/14/16, repurchase price $5,003,694 (collateralized by various asset-backed securities/collateralized loan obligations/FNMA/FMAC/GNMA obligations, par value $1-$139,000,000, 0.003%-12.310%, 02/25/22-08/20/66, with total market value of value of $5,471,168)	$5,000,000	$5,000,000
KGS-Alpha Capital Markets 0.480%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $39,000,520 (collateralized by various GNMA/FHLMC/FMAC obligations, par value $3,208-$332,643,867, 0.000%-12.310%, 10/25/24-08/20/66, with total market value of $41,370,525)	39,000,000	39,000,000

Total Repurchase Agreements (Cost $54,000,000)		54,000,000

Total Investments — 100.7% (Cost $1,963,325,418)†		$1,936,218,941

Percentages	are based on Net Assets of $1,922,205,089.

*	Rate shown is the 7-day effective yield as of October 31, 2016.

(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2016 was $640,890,081 and represents 33.3% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Security in default on interest payments.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Tri-Party Repurchase Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

AGC – Assured Guaranty Corporation

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Re-REMIC – Resecuritization Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $1,963,325,418, and the unrealized appreciation and depreciation were $41,203,931 and $(68,310,408), respectively.

The following is a list of the level of inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$593,234,590	$—	$593,234,590
U.S. Treasury Obligations	478,241,254	—	—	478,241,254
Corporate Obligations	—	328,240,452	—	328,240,452
Asset-Backed Securities	—	291,092,462	—	291,092,462
Collateralized Loan Obligations	—	113,763,887	—	113,763,887
Municipal Bonds	—	61,811,092	—	61,811,092
U.S. Government Agency Obligations	—	11,117,430	—	11,117,430
Commercial Paper	—	3,999,298	—	3,999,298
Cash Equivalent	718,476	—	—	718,476
Repurchase Agreements	—	54,000,000	—	54,000,000

Total Investments in Securities	$478,959,730	$1,457,259,211	$—	$1,936,218,941

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 37.3%
Automotive — 20.6%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	$1,500,000	$1,504,499
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,279,301
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D
4.160%, 11/15/18 (A)	3,960,000	3,973,226
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	14,873	14,873
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,488,347
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,084,287
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,526,099
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,495,506
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,152,915
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,500,000	1,571,487
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (A)	1,500,000	1,553,314
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	930,000	927,729
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,511,236
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,535,845
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,246,986
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,777,326
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	957,939
Skopos Auto Receivables Trust, Ser 2015-1A, Cl B
5.430%, 12/15/23 (A)	1,000,000	1,007,767
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21 (A)	1,500,000	1,488,007
United Auto Credit Securitization Trust, Ser 2016-2, Cl E
5.500%, 01/10/23 (A)	2,265,000	2,262,943

		30,359,632

Description	Face Amount	Value
Credit Cards — 5.7%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.804%, 05/26/20 (B)	$8,418,000	$8,431,382

Other Asset-Backed Securities — 11.0%
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/21/22 (A)	1,500,000	1,388,199
LCM XXII, Ser 2016-22A, Cl D
7.506%, 10/20/28 (A)(B)	1,800,000	1,725,300
Madison Park Funding XII, Ser 2014-12A, Cl D
4.196%, 07/20/26 (A)(B)	3,000,000	2,911,692
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (A)	2,847,045	2,793,301
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (A)	1,500,000	1,403,379
Newstar Trust, Ser 2012-2A, Cl C
4.946%, 01/20/23 (A)(B)	200,000	200,103
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
7.226%, 11/14/26 (A)(B)	1,500,000	1,451,514
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (A)	1,000,000	972,658
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,623,720
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	682,411	682,411

		16,152,277

Total Asset-Backed Securities (Cost $54,603,049)		54,943,291

COLLATERALIZED LOAN OBLIGATIONS — 25.0%
AMMC CLO XII, Ser 2013-12A, Cl E
5.630%, 05/10/25 (A)(B)	4,000,000	3,753,332
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D
5.196%, 01/20/26 (A)(B)	2,500,000	2,050,777
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D
6.229%, 04/18/27 (A)(B)	2,000,000	1,782,190
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
6.126%, 02/14/25 (A)(B)	1,500,000	1,433,410
Galaxy XIV CLO, Ser 2012-14A, Cl E
6.026%, 11/15/24 (A)(B)	1,000,000	950,900
Galaxy XX CLO, Ser 2015-20A, Cl E
6.196%, 07/20/27 (A)(B)	1,000,000	869,209
Golub Capital Partners CLO, Ser 2014-19A, Cl D
5.471%, 04/26/26 (A)(B)	3,000,000	2,482,677
Jay Park CLO, Ser 2016-1A, Cl D
7.811%, 10/20/27 (A)(B)	1,000,000	983,140
JFIN CLO, Ser 2013-1A, Cl D
5.446%, 01/20/25 (A)(B)	1,000,000	763,042
Keuka Park CLO, Ser 2013-1A, Cl E
5.197%, 10/21/24 (A)(B)	2,528,000	2,179,801

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
KKR CLO, Ser 2012-1A, Cl C
5.153%, 12/15/24 (A)(B)	$250,000	$250,216
MCF CLO I, Ser 2013-1A, Cl E
6.446%, 04/20/23 (A)(B)	1,500,000	1,249,508
OZLM Funding CLO, Ser 2013-4A, Cl D
4.945%, 07/22/25 (A)(B)	1,000,000	886,201
Pinnacle Park CLO, Ser 2014-1A, Cl E
5.630%, 04/15/26 (A)(B)	2,000,000	1,735,286
Race Point IX CLO, Ser 2015-9A, Cl D
5.880%, 04/15/27 (A)(B)	4,000,000	3,476,544
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.429%, 01/17/26 (A)(B)	4,700,000	3,564,433
Symphony CLO XI, Ser 2013-11A, Cl E
5.929%, 01/17/25 (A)(B)	4,000,000	3,746,200
TCI-Symphony CLO, Ser 2016-1A, Cl E
7.733%, 10/13/29 (A)(B)	3,000,000	2,876,700
Voya CLO, Ser 2013-3A, Cl D
5.179%, 01/18/26 (A)(B)	2,000,000	1,788,278

Total Collateralized Loan Obligations (Cost $37,382,086)		36,821,844

CORPORATE OBLIGATIONS — 24.9%
Consumer Discretionary — 4.4%
GameStop
5.500%, 10/01/19 (A)	460,000	472,650
INVISTA Finance
4.250%, 10/15/19 (A)	3,260,000	3,267,788
L Brands
6.950%, 03/01/33	867,000	895,177
Rialto Holdings
7.000%, 12/01/18 (A)	1,425,000	1,442,813
Valeant Pharmaceuticals International
6.750%, 08/15/18 (A)	250,000	244,000
5.375%, 03/15/20 (A)	250,000	216,250

		6,538,678

Energy — 4.2%
Cimarex Energy
5.875%, 05/01/22	1,000,000	1,046,848
Halliburton
7.450%, 09/15/39	572,000	792,783
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,172,218
ONEOK
7.500%, 09/01/23	1,259,000	1,441,555
Regency Energy Partners
5.500%, 04/15/23	1,000,000	1,029,848
Transocean
6.800%, 12/15/16	633,000	633,791

		6,117,043

Financials — 4.1%
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,105,500
Credit Agricole
8.125%, 09/19/33 (A)(B)	1,000,000	1,082,500
Guanay Finance
6.000%, 12/15/20 (A)	435,265	444,514
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,877,547

Description	Face Amount	Value
Jefferies Finance
7.375%, 04/01/20 (A)	$1,000,000	$992,500
Lloyds Banking Group
4.500%, 11/04/24	500,000	516,411

		6,018,972

Industrials — 3.6%
Erickson
8.250%, 05/01/20	2,735,000	1,196,562
Great Lakes Dredge & Dock
7.375%, 02/01/19	500,000	490,625
Meritor
6.750%, 06/15/21	600,000	610,500
Terex
6.500%, 04/01/20	750,000	765,000
Zachry Holdings
7.500%, 02/01/20 (A)	2,150,000	2,214,500

		5,277,187

Information Technology — 6.1%
BMC Software
7.250%, 06/01/18	2,913,000	2,898,435
DynCorp International PIK
10.375% cash/1.500% PIK, 11/30/20 (C)	1,370,000	1,119,975
Micron Technology
5.500%, 02/01/25	2,500,000	2,450,775
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,481,692

		8,950,877

Materials — 0.2%
Chemours
6.625%, 05/15/23	250,000	242,500

Real Estate — 0.7%
iStar
4.875%, 07/01/18	1,000,000	1,000,000

Telecommunication Services — 1.6%
Frontier Communications
9.250%, 07/01/21	1,000,000	1,055,000
Sprint Communications
6.000%, 12/01/16	1,280,000	1,281,600

		2,336,600

Total Corporate Obligations (Cost $36,691,191)		36,481,857

MORTGAGE-BACKED SECURITIES — 8.7%
Commercial Mortgage-Backed Obligations — 8.7%
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	813,031
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 to 11/15/25 (A)	1,840,000	1,839,839
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (A)	490,000	489,609
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
5.524%, 01/15/28 (A)(B)	1,900,000	1,804,151
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.450%, 07/15/44 (B)	47,678	47,647

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.267%, 02/15/41 (A)(B)	$699,000	$398,430
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 02/25/26 (A)(B)	1,000,000	839,664
FREMF Mortgage Trust, Ser K722, Cl B
3.835%, 03/25/23 (A)(B)	1,500,000	1,475,441
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.554%, 04/15/35 (A)(B)	2,865,969	1,004,727
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	1,500,000	1,471,542
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30 (A)	2,750,000	2,650,781

Total Mortgage-Backed Securities (Cost $14,898,085)		12,834,862

MUNICIPAL BOND — 0.1%
California School Finance Authority, RB 7.000%, 08/01/17 (Cost $165,000)	165,000	165,152

CASH EQUIVALENT — 0.6%
Federated Government Obligations Fund, Cl I, 0.260%* (Cost $867,716)	867,716	867,716

REPURCHASE AGREEMENT(D) — 2.7%
KGS-Alpha Capital Markets 0.530%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $4,000,059 (collateralized by various FMAC/GNMA obligations, par value $4,940,337–11,786,184, 5.475%-5.569%, 10/15/46 - 10/20/46, with total market value of $4,360,000)	4,000,000	4,000,000

Total Investments — 99.3% (Cost $148,607,127)†		$146,114,722

Percentages are based on Net Assets of $147,119,704.

*	Rate shown is the 7-day effective yield as of October 31, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2016 was $103,527,117 and represents 70.4% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016.
(C)	Distributions are paid-in-kind.
(D)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

PIK – Payment-in-Kind

RB – Revenue Bond

Ser – Series

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $148,607,127, and the unrealized appreciation and depreciation were $2,626,438 and $(5,118,843), respectively.

The following is a list of the level of inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$54,943,291	$—	$54,943,291
Collateralized Loan Obligations	—	36,821,844	—	36,821,844
Corporate Obligations	—	36,481,857	—	36,481,857
Mortgage-Backed Securities	—	12,834,862	—	12,834,862
Municipal Bond	—	165,152	—	165,152
Cash Equivalent	867,716	—	—	867,716
Repurchase Agreement	—	4,000,000	—	4,000,000

Total Investments in Securities	$867,716	$145,247,006	$—	$146,114,722

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 40.4%
Automotive — 18.9%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B
3.560%, 10/12/21 (A)	$2,000,000	$2,028,664
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	2,333,333	2,341,464
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	999,477
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	1,500,000	1,523,098
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,013,603
Chesapeake Funding, Ser 2013-1A, Cl C
1.919%, 01/07/25 (A)(B)	2,000,000	1,999,999
Chesapeake Funding, Ser 2013-1A, Cl D
2.319%, 01/07/25 (A)(B)	3,000,000	3,001,287
Chesapeake Funding, Ser 2014-1A, Cl D
2.069%, 03/07/26 (A)(B)	2,000,000	1,997,190
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	381,499	380,834
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,013,660
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,548,896
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	2,000,000	2,042,184
Hertz Fleet Lease Funding, Ser 2014-1, Cl D
2.029%, 04/10/28 (A)(B)	2,750,000	2,740,435
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.479%, 04/10/28 (A)(B)	5,000,000	5,017,917
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
2.818%, 07/10/29 (A)(B)	2,500,000	2,483,540
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
2.418%, 07/10/29 (A)(B)	4,000,000	4,024,175
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
3.029%, 04/10/30 (A)(B)	2,000,000	1,984,963
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	1,003,974
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	1,991,988
United Auto Credit Securitization Trust, Ser 2016-1, Cl D
4.680%, 07/15/20 (A)	3,000,000	3,066,530

		45,203,878

Credit Cards — 8.9%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
1.235%, 02/16/21 (B)	2,500,000	2,513,836

Description	Face Amount	Value
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
1.080%, 11/15/19 (B)	$1,760,000	$1,760,393
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.795%, 11/15/15 (B)	2,000,000	2,002,049
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.804%, 05/26/20 (B)	3,000,000	3,004,769
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.974%, 03/15/21 (A)(B)	3,000,000	3,001,420
Golden Credit Card Trust, Ser 2015-1A, Cl A
0.975%, 02/15/20 (A)(B)	5,000,000	5,005,958
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.242%, 05/26/21 (A)(B)	4,000,000	4,020,156

		21,308,581

Other Asset-Backed Securities — 7.4%
Colony American Homes, Ser 2015-1A, Cl C
2.481%, 07/17/32 (A)(B)	3,000,000	2,994,654
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
3.232%, 10/20/20 (A)(B)	3,550,000	3,474,563
Newstar Trust, Ser 2012-2A, Cl A
2.596%, 01/20/23 (A)(B)	3,776,956	3,758,517
OZLM Funding, Ser 2013-4A, Cl A2
2.452%, 07/22/25 (A)(B)	5,000,000	4,979,710
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	106,678	106,773
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,533,333	2,414,321

		17,728,538

Student Loan — 5.2%
Access Group, Ser 2002-A, Cl A2
2.045%, 09/25/37 (B)	1,650,000	1,623,495
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
2.034%, 08/26/52 (A)(B)	3,000,000	2,648,727
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.034%, 07/25/47 (A)(B)	4,000,000	3,687,712
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
2.025%, 07/27/50 (A)(B)	3,000,000	2,597,303
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.924%, 08/15/25 (A)(B)	184,705	185,074
SLM Student Loan Trust, Ser 2013-2, Cl B
2.025%, 06/25/43 (B)	2,000,000	1,708,723
South Texas, Higher Education Authority, Ser 2012-1, Cl A1
1.346%, 10/01/20 (B)	68,978	68,976

		12,520,010

Total Asset-Backed Securities (Cost $96,410,843)		96,761,007

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Notes
1.625%, 07/31/20	$10,000,000	$10,166,800
1.500%, 11/30/19 to 05/31/20	28,000,000	28,393,593
1.125%, 06/30/21 to 07/31/21	25,000,000	24,786,855

Total U.S. Treasury Obligations (Cost $62,877,702)		63,347,248

MORTGAGE-BACKED SECURITIES — 12.8%
Agency Mortgage-Backed Obligations — 6.4%
FHLMC
2.522%, 02/01/37 (B)	1,798,700	1,892,106
FHLMC REMIC, Ser 2010-3747, Cl UF
1.004%, 10/15/40 (B)	3,756,081	3,757,798
FNMA REMIC, Ser 2011-84, Cl F
0.875%, 01/25/40 (B)	3,226,840	3,241,792
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,083,651	1,122,075
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	1,188,507	1,213,729
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	1,313,732	1,337,380
GNMA, Ser 2010-80, Cl F
0.932%, 04/20/40 (B)	597,845	600,983
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	2,199,786	2,234,458

		15,400,321

Commercial Mortgage-Backed Obligations — 6.4%
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.774%, 10/26/44 (A)(B)	2,585,863	2,572,410
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.785%, 04/15/37 (B)	1,728,152	1,377,885
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C
2.685%, 04/15/29 (A)(B)	3,000,000	2,988,724
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.522%, 12/25/45 (A)(B)	421,837	422,458
Hilton USA Trust, Ser 2014-ORL, Cl D
2.674%, 07/15/29 (A)(B)	4,000,000	3,879,819
Impact Funding, Ser 2001-A, Cl A
4.756%, 07/25/33 (A)(B)	193,987	199,884
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
4.043%, 02/22/32 (A)(B)	1,000,000	1,009,799
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
2.525%, 09/25/44 (A)(B)	1,190,382	1,167,956
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
3.095%, 11/15/29 (A)(B)	1,606,854	1,575,919

		15,194,854

Total Mortgage-Backed Securities (Cost $30,961,424)		30,595,175

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
Collateralized Loan Obligations — 4.6%
Sudbury Mill CLO, Ser 2013-1A, Cl A1
2.129%, 01/17/26 (A)(B)	$6,000,000	$5,995,050
Voya CLO, Ser 2013-3A, Cl A2
2.479%, 01/18/26 (A)(B)	5,000,000	4,988,900

Total Collateralized Loan Obligations (Cost $10,948,022)		10,983,950

CORPORATE OBLIGATIONS — 4.1%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance
1.600%, 11/20/17 (A)	200,000	200,043

Energy — 1.4%
BP AMI Leasing
5.523%, 05/08/19 (A)	3,000,000	3,261,417

Financials — 2.2%
Bank of America MTN
3.065%, 01/14/21 (B)	1,000,000	995,000
Credit Suisse NY
1.414%, 04/27/18 (B)	2,000,000	2,000,474
JPMorgan Chase MTN
2.065%, 08/17/22 (B)	1,250,000	1,261,625
Morgan Stanley MTN
2.835%, 12/15/19 (B)	1,000,000	1,002,500

		5,259,599

Real Estate — 0.4%
American Tower
3.400%, 02/15/19	1,000,000	1,036,391

Total Corporate Obligations (Cost $9,407,615)		9,757,450

U.S. GOVERNMENT AGENCY OBLIGATION — 2.3%
Tennessee Valley Authority 3.875%, 02/15/21 (Cost $5,381,012)	5,000,000	5,507,485

MUNICIPAL BONDS — 2.3%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 12/01/22	1,570,000	1,553,138
3.200%, 12/01/21	1,580,000	1,551,876
Illinois State, Build America Bonds, GO
5.090%, 04/01/17	2,300,000	2,329,532

Total Municipal Bonds (Cost $5,381,686)		5,434,546

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
SOVEREIGN DEBT — 2.1%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,001,115)	$5,000,000	$5,001,340

CASH EQUIVALENT — 0.1%
Federated Government Obligations Fund, Cl I, 0.260%* (Cost $338,191)	338,191	338,191

REPURCHASE AGREEMENT — 4.6%
KGS-Alpha Capital Markets 0.480%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $11,000,147 (collateralized by various FMAC/FNMA/GNMA obligations,par value $524,961-$50,000,000, 0.489%-6.657%, 01/25/33-08/20/66, with total market value Of $11,990,000) (C)	11,000,000	11,000,000

Total Investments — 99.7% (Cost $237,707,610)†		$238,726,392

Percentages are based on Net Assets of $239,422,277.

*	Rate shown is the 7-day effective yield as of October 31, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2016 was $107,800,993 and represents 45.0% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016.
(C)	Tri-Party Repurchase Agreement.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Re-REMIC – Resecuritization Real Estate Mortgage Investment Conduit

Ser – Series

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $237,707,610, and the unrealized appreciation and depreciation were $2,337,793 and $(1,319,011), respectively.

The following is a list of the level of inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$96,761,007	$—	$96,761,007
U.S. Treasury Obligations	63,347,248	—	—	63,347,248
Mortgage-Backed Securities	—	30,595,175	—	30,595,175
Collateralized Loan Obligations	—	10,983,950	—	10,983,950
Corporate Obligations	—	9,757,450	—	9,757,450
U.S. Government Agency Obligation	—	5,507,485	—	5,507,485
Municipal Bonds	—	5,434,546	—	5,434,546
Sovereign Debt	—	5,001,340	—	5,001,340
Cash Equivalent	338,191	—	—	338,191
Repurchase Agreement	—	11,000,000	—	11,000,000

Total Investments in Securities	$63,685,439	$175,040,953	$—	$238,726,392

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 100.3%
Alabama — 1.9%
Alabama State, Ser B, GO
3.000%, 11/01/21	$5,000,000	$5,432,100

Arizona — 0.8%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,236,135
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,251,821

		2,487,956

Arkansas — 0.1%
University of Arkansas, RB
3.000%, 11/01/18	375,000	390,293

California — 3.2%
California State, GO
5.000%, 04/01/18	2,000,000	2,118,820
5.000%, 09/01/23	2,500,000	3,062,575
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,983,506
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	654,840
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,114,550

		8,934,291

Colorado — 1.2%
Adams County, School District No. 14, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 12/01/16	1,000,000	1,003,690
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,124,740

		3,128,430

Connecticut — 1.3%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100
5.000%, 06/15/29	3,000,000	3,561,210

District of Columbia — 1.0%
District of Columbia, RB
4.000%, 10/01/20	305,000	309,300
4.000%, 10/01/22	895,000	905,803
District of Columbia, Ser A, GO, AGM
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,784,195

		2,999,298

Florida — 2.1%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,202,880

Description	Face Amount	Value
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	$625,000	$650,556
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,801,240
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA
5.000%, 03/01/17	1,285,000	1,299,289

		5,953,965

Idaho — 0.2%
Idaho Housing & Finance Association, RB
4.000%, 07/01/26	500,000	528,960

Illinois — 3.1%
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,030,000	1,177,836
Illinois State, GO
5.000%, 07/01/19	500,000	530,575
Illinois State, GO, AGM
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,025,160
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,073,021
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,723,806
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,138,080

		8,668,478

Indiana — 0.5%
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,311,414

Iowa — 1.5%
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,131,480
Hardin County, GO
2.500%, 06/01/17	680,000	686,236
2.500%, 06/01/18	785,000	801,948
2.500%, 06/01/19	925,000	955,377
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	786,575

		4,361,616

Kansas — 1.7%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,504,418
5.000%, 09/01/25	1,300,000	1,592,279
4.000%, 09/01/22	570,000	647,246
4.000%, 09/01/23	990,000	1,136,975

		4,880,918

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
Louisiana — 1.1%
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100
5.000%, 09/01/29	$2,500,000	$3,020,775

Maryland — 0.8%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO (A)
Pre-Refunded @ 100
4.700%, 04/01/36	1,000,000	1,054,530
Maryland State, State Local Facilities, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 03/01/17	1,000,000	1,010,930

		2,065,460

Massachusetts — 0.4%
Fall River, GO
2.000%, 12/01/24	1,015,000	1,030,255

Michigan — 0.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,222,129
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,052,070

		2,274,199

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,008,209	1,004,831

Missouri — 1.2%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,290,109
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,854,736

		3,144,845

New Hampshire — 0.9%
Grafton County, GO
5.000%, 07/01/30	625,000	787,538
3.000%, 07/01/21	370,000	397,169
3.000%, 07/01/22	1,140,000	1,231,599

		2,416,306

New Mexico — 1.2%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,304,420
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,010,920

		3,315,340

New York — 1.6%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,870,688

Description	Face Amount	Value
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	$1,000,000	$1,036,840
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	389,417
5.000%, 05/15/21	300,000	341,175

		4,638,120

Ohio — 1.3%
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	445,000	542,851
5.000%, 12/01/24	690,000	850,190
Ohio State, Ser A, GO
3.000%, 02/01/19	2,190,000	2,288,922

		3,681,963

Oklahoma — 2.3%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,004,780
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	796,726	808,255
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000,000	3,502,140

		6,315,175

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	445,000	455,996
Oregon State, Board of Higher Education Project, GO (A)
Pre-Refunded @ 100
4.500%, 08/01/32	555,000	570,729

		1,026,725

Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	561,640

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
1.090%, 07/01/25	2,000,000	1,334,000
Commonwealth of Puerto Rico, Ser A, GO (C)
5.500%, 07/01/18	1,825,000	1,171,431

		2,505,431

Rhode Island — 0.5%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,588,980

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
South Carolina — 1.7%
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100
2.250%, 03/01/33	$530,000	$490,801
2.125%, 03/01/32	520,000	485,524
2.000%, 03/01/28	220,000	218,746
2.000%, 03/01/29	485,000	472,177
2.000%, 03/01/30	495,000	472,517
2.000%, 03/01/31	5,000	4,693
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100
2.000%, 06/01/27	2,380,000	2,384,308

		4,528,766

Tennessee — 1.6%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,048,360
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	1,987,758
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 07/01/24	275,000	285,005
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	305,000	314,806

		4,635,929

Texas — 57.1%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,110,620
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,295,062
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,245,436
Arlington, Special Tax Revenue, RB (A)
Pre-Refunded @ 100
5.000%, 08/15/28	95,000	103,582
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	155,000	165,839
Austin, Independent School District, GO (A)
Pre-Refunded @ 100
4.125%, 08/01/21	1,000,000	1,084,590
Austin, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 08/01/21	500,000	571,730
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,117,440
Bastrop, Independent School District, School Building Project, GO, AGC (A)
Pre-Refunded @ 100
5.000%, 02/15/34	1,000,000	1,091,050
Bastrop, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/32	500,000	506,565

Description	Face Amount	Value
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM
5.000%, 10/01/21	$250,000	$290,225
5.000%, 10/01/22	200,000	236,412
Beaumont, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/33	500,000	506,190
Bexar County, GO
5.000%, 06/15/24	4,000,000	4,930,480
Bexar County, GO
Callable 06/15/26 @ 100
3.000%, 06/15/41	5,940,000	5,718,438
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	760,494
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	903,353
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	550,870
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,456,164
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	849,639
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	2,000,000	2,043,340
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	551,420
4.000%, 08/15/22	525,000	578,791
4.000%, 08/15/23	500,000	555,125
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	160,000	172,800
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,859,144
4.000%, 02/15/19	1,000,000	1,037,690
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	595,000	625,297
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,079,215
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,210,240
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,568,775
3.000%, 06/01/19	940,000	944,719
Dallas County, Schools Tax, RB
Callable 11/22/16 @ 100
3.000%, 06/01/18	825,000	825,082
2.750%, 06/01/17	800,000	800,320
Dallas, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,053,310
Dallas, GO, NATL
Callable 02/15/17 @ 100
4.250%, 02/15/22	165,000	166,601
Dallas, GO, NATL (A)
Pre-Refunded @ 100
4.250%, 02/15/22	845,000	853,484

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
Dallas, Ser B, RB
5.000%, 11/01/19	$1,395,000	$1,551,017
Dallas, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,409,580
Denton, GO
Callable 02/15/26 @ 100
3.000%, 02/15/29	1,845,000	1,929,593
3.000%, 02/15/30	1,855,000	1,923,616
Denton, Independent School District, GO (A)
Pre-Refunded @ 100
5.000%, 08/15/27	1,000,000	1,109,880
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,212,310
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,169,080
El Paso, Downtown Development, RB
5.000%, 08/15/23	905,000	1,071,502
El Paso, GO (A)
Pre-Refunded @ 100
5.500%, 08/15/34	1,000,000	1,123,600
El Paso, Water & Sewer Revenue, RB
5.000%, 03/01/24	425,000	520,272
Elkhart, Independent School District, School Building Project, GO, AGM
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	712,667
Forney, Independent School District, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	830,000	856,319
Forney, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 08/15/38	170,000	175,705
Galveston County, GO
3.000%, 02/01/19	600,000	626,148
Garland, Independent School District, Ser A, GO, PSF-GTD
Callable 12/02/16 @ 100
3.000%, 02/15/19	350,000	350,672
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/32	1,000,000	1,012,200
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26 @ 100
3.000%, 02/15/29	4,555,000	4,681,675
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,082,300
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,114,330

Description	Face Amount	Value
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	$940,000	$1,044,274
4.000%, 02/15/22	1,005,000	1,132,615
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	3,020,700
Hurst, Waterworks and Sewer System, GO (A)
Pre-Refunded @ 100
5.000%, 08/15/36	1,000,000	1,073,230
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,280,000	1,388,262
Irving, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/17	500,000	506,100
Judson, Independent School District, GO, PSF-GTD
5.000%, 02/01/23	1,000,000	1,207,150
5.000%, 02/01/24	1,000,000	1,230,350
5.000%, 02/01/25	1,000,000	1,247,170
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,794,148
Klein, Independent School District, Schoolhouse Project, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/34	855,000	947,691
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	777,652
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,623,238
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,785,775
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,179,450
Mesquite, Independent School District No. 1, School Building Project, GO (A)
Pre-Refunded @ 100
4.375%, 08/15/26	560,000	612,254
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	568,771
2.250%, 05/15/18	880,000	891,660
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	393,610
4.000%, 04/01/17	135,000	136,237
4.000%, 04/01/19	200,000	209,002
4.000%, 04/01/20	210,000	222,088
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,330,000	1,575,451
5.000%, 02/01/23	1,410,000	1,702,081
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,153,854

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
North Texas, Tollway Authority, RB (A)
Pre-Refunded @ 100
5.750%, 01/01/18	$1,000,000	$1,056,870
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,357,087
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,730,000	2,740,238
Northwest Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/15/23	2,205,000	2,664,257
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,047,760
Permanent University Fund, RB
5.000%, 07/01/23	1,255,000	1,536,246
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/01/33	1,000,000	1,051,750
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 200
5.250%, 02/15/17	1,000,000	1,013,131
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,203,694
Richardson, Independent School District, Ser B, GO
5.000%, 02/15/22	500,000	593,165
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,066,250
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	404,096
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM (A)
Pre-Refunded @ 100
5.250%, 02/15/19	1,110,000	1,216,538
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,426,248
San Antonio, GO
5.000%, 02/01/22	1,640,000	1,946,401
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/23	500,000	595,110
5.000%, 09/15/26	3,000,000	3,516,300
San Antonio, Water System Revenue, RB
4.000%, 05/15/19	500,000	537,350
San Antonio, Water System Revenue, RB (A)
Pre-Refunded @ 100
5.375%, 05/15/39	500,000	545,260
San Antonio, Water System Revenue, Ser B, RB
5.000%, 05/15/24	500,000	616,760

Description	Face Amount	Value
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/33	$1,000,000	$1,053,440
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,874,052
San Marcos, Tax & Toll Revenue, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 08/15/17	600,000	620,820
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	539,990
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/01/38	1,000,000	1,011,360
Stephen F Austin State University, RB
5.000%, 10/15/23	250,000	303,520
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,076,792
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,187,680
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	606,430
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,143,900
4.625%, 08/01/30	1,200,000	1,307,112
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA
Callable 01/01/21 @ 100
4.050%, 07/01/26	635,000	679,425
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,982,650
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A)
Pre-Refunded @ 100
6.000%, 02/15/30	750,000	867,713
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,621,915
5.375%, 05/01/20	1,365,000	1,497,187
5.250%, 05/01/19	1,300,000	1,391,351
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,183,721
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,615,222
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,179,050
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,158,960

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount	Value
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	$2,010,000	$2,147,886
Titus County, Pass-Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	573,265
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,223,998
Tyler, Independent School District, School Building Project, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/27	500,000	526,785
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	529,960
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	255,682
3.000%, 08/01/19	250,000	261,880
Waller, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.500%, 02/15/33	1,000,000	1,059,570
Wylie, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/28	1,000,000	1,053,440

		159,144,078

Utah — 0.8%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,214,440

Virginia — 3.8%
Fairfax County, Sewer Authority, RB (A)
Pre-Refunded @ 100
4.000%, 07/15/25	1,500,000	1,619,745
Suffolk, Ser A, GO
5.000%, 02/01/22	1,100,000	1,311,673
5.000%, 02/01/23	1,250,000	1,525,188
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	920,024
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,098,640
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,138,240

		10,613,510

Washington — 0.3%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	937,665

Wisconsin — 2.4%
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100
2.375%, 08/01/30	585,000	563,402
2.250%, 08/01/29	430,000	413,690
Wisconsin State, Ser 1, GO
5.000%, 11/01/24	3,000,000	3,753,210

Description	Face Amount/ Shares	Value
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	$2,000,000	$2,262,640

		6,992,942

Total Municipal Bonds (Cost $273,108,227)		280,296,304

CASH EQUIVALENT — 1.9%
Federated Government Obligations Fund, Cl I, 0.260% * (Cost $5,320,850)	5,320,850	5,320,850
Total Investments — 102.2% (Cost $278,429,077)†		$285,617,154

Percentages are based on Net Assets of $279,579,910.

*	Rate shown is the 7-day effective yield as of October 31, 2016.
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2016.
(C)	Security in default on interest payments.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

†	At October 31, 2016, the tax basis of the Fund’s investments was $278,429,077, and the unrealized appreciation and depreciation were $9,350,951 and $(2,162,874), respectively.

The following is a list of the level of inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$280,296,304	$—	$280,296,304
Cash Equivalent	5,320,850	—	—	5,320,850

Total Investments in Securities	$5,320,850	$280,296,304	$—	$285,617,154

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 56.6%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$686,494	$938,124
2.625%, 07/15/17	517,135	531,777
2.500%, 01/15/29	615,874	773,501
2.375%, 01/15/25	693,824	821,475
2.125%, 02/15/40	615,116	802,764
1.750%, 01/15/28	962,282	1,116,424
1.375%, 07/15/18 to 01/15/20	2,167,865	2,280,101

Total U.S. Treasury Obligations (Cost $6,524,207)		7,264,166

CASH EQUIVALENT — 43.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.170%** (Cost $5,566,959)	5,566,959	5,566,959

Total Investments — 100.0% (Cost $12,091,166)†		$12,831,125

Percentages are based on Net Assets of $12,831,186.

**	Rate shown is the 7-day effective yield as of October 31, 2016.

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $12,091,166, and the unrealized appreciation and depreciation were $740,715 and $(756), respectively.

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2016